Receivables, net Receivables, net (Tables)	12 Months Ended
Sep. 30, 2017
Receivables [Abstract]
Schedule of Accounts, Notes, Loans and Financing Receivable
in the accompanying Consolidated Balance Sheets consist of the following:

	September 30,
	2017	2016
Trade accounts receivable	$289.5	$266.9
Less: Allowance for doubtful trade accounts receivable	23.5	21.3
Total trade accounts receivable, net	266.0	245.6
Other receivables	19.7	23.8
Total receivables, net	$285.7	$269.4

Schedule of Credit Losses for Financing Receivables, Current

Period	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Other Adjustments	Balance at End of Period
Fiscal 2017	$21.3	$4.1	$(2.9)	$1.0	$23.5
Fiscal 2016	15.8	8.2	(2.9)	0.2	21.3
Fiscal 2015	17.3	0.1	(1.4)	(0.2)	15.8